Post-retirement benefits - Scheme assets and obligations (Detail) £ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 USD ($)
Scheme assets
Cash and cash equivalents	$ 316	$ 301
Other	314	251
Scheme deficit
Total fair value of scheme assets	9,605	8,854
Total value of scheme obligations	(12,412)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(2,807)
Quoted
Scheme assets
Cash and cash equivalents	95	120
Other	(1)	1
Scheme deficit
Total fair value of scheme assets	3,210	3,119
Unquoted
Scheme assets
Cash and cash equivalents	221	181
Other	315	250
Scheme deficit
Total fair value of scheme assets	6,395	5,735
Scheme obligations
Scheme deficit
Total value of scheme obligations	(12,412)	(11,365)	$ (12,505)
Active membership
Scheme deficit
Total value of scheme obligations	(1,792)
Deferred membership
Scheme deficit
Total value of scheme obligations	(3,560)
Pensioners
Scheme deficit
Total value of scheme obligations	(7,060)
Government bonds
Scheme assets
Debt	2,097	1,924
Government bonds | Quoted
Scheme assets
Debt	2,097	1,924
Corporate bonds
Scheme assets
Debt	782	870
Corporate bonds | Quoted
Scheme assets
Debt	782	870
Derivatives
Scheme assets
Derivatives:	(108)	(41)
Derivatives | Quoted
Scheme assets
Derivatives:	2	3
Derivatives | Unquoted
Scheme assets
Derivatives:	(110)	(44)
Investment funds: Listed Equities
Scheme assets
Investment funds:	1,885	1,588
Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	225	201
Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	1,660	1,387
Investment funds:Global Macro Hedge
Scheme assets
Investment funds:	1,111	1,013
Investment funds:Global Macro Hedge | Unquoted
Scheme assets
Investment funds:	1,111	1,013
Investment funds:Diversified growth/Multi Strategy
Scheme assets
Investment funds:	2,324	2,161
Investment funds:Diversified growth/Multi Strategy | Quoted
Scheme assets
Investment funds:	10
Investment funds:Diversified growth/Multi Strategy | Unquoted
Scheme assets
Investment funds:	2,314	2,161
Investment funds:Multi-asset credit
Scheme assets
Investment funds:	884	787
Investment funds:Multi-asset credit | Unquoted
Scheme assets
Investment funds:	884	787
Pension schemes
Scheme deficit
Total fair value of scheme assets		8,854
Total value of scheme obligations	(12,412)	(11,365)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position		(2,511)
Pension schemes | Active membership
Scheme deficit
Total value of scheme obligations		(2,219)
Pension schemes | Deferred membership
Scheme deficit
Total value of scheme obligations		(2,880)
Pension schemes | Pensioners
Scheme deficit
Total value of scheme obligations		(6,266)
Pension schemes | UK defined benefit plans
Scheme deficit
Total fair value of scheme assets	6,464	5,989		£ 4,492	$ 5,899
Total value of scheme obligations	(7,580)	(7,052)		£ (5,265)	$ (6,915)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,116)	(1,063)
Pension schemes | UK defined benefit plans | Quoted
Scheme assets
Cash and cash equivalents	55	39
Scheme deficit
Total fair value of scheme assets	1,804	1,764
Pension schemes | UK defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	169	176
Scheme deficit
Total fair value of scheme assets	4,660	4,225
Pension schemes | UK defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(7,580)	(7,052)	(8,032)
Pension schemes | UK defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(502)	(751)
Pension schemes | UK defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(1,760)	(1,665)
Pension schemes | UK defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(5,318)	(4,636)
Pension schemes | UK defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	1,749	1,725
Pension schemes | UK defined benefit plans | Derivatives | Unquoted
Scheme assets
Derivatives:	(354)	(189)
Pension schemes | UK defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	1,474	1,197
Pension schemes | UK defined benefit plans | Investment funds:Global Macro Hedge | Unquoted
Scheme assets
Investment funds:	827	733
Pension schemes | UK defined benefit plans | Investment funds:Diversified growth/Multi Strategy | Unquoted
Scheme assets
Investment funds:	1,861	1,712
Pension schemes | UK defined benefit plans | Investment funds:Multi-asset credit | Unquoted
Scheme assets
Investment funds:	683	596
Pension schemes | Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	512	469
Total value of scheme obligations	(1,080)	(978)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(568)	(509)
Pension schemes | Rest of Group defined benefit plans | Quoted
Scheme assets
Other	(1)	1
Scheme deficit
Total fair value of scheme assets	198	213
Pension schemes | Rest of Group defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	5
Other	309	242
Scheme deficit
Total fair value of scheme assets	314	256
Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(1,080)	(978)	(955)
Pension schemes | Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(406)	(370)
Pension schemes | Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(381)	(339)
Pension schemes | Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(293)	(269)
Pension schemes | Rest of Group defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	74	42
Pension schemes | Rest of Group defined benefit plans | Corporate bonds | Quoted
Scheme assets
Debt	55	103
Pension schemes | Rest of Group defined benefit plans | Derivatives | Quoted
Scheme assets
Derivatives:	(1)	3
Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	61	64
Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:		14
Pension schemes | Rest of Group defined benefit plans | Investment funds:Diversified growth/Multi Strategy | Quoted
Scheme assets
Investment funds:	10
US | Pension schemes | Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	1,506	1,379
Total value of scheme obligations	(1,592)	(1,463)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(86)	(84)
US | Pension schemes | Rest of Group defined benefit plans | Quoted
Scheme assets
Cash and cash equivalents	40	81
Scheme deficit
Total fair value of scheme assets	1,208	1,142
US | Pension schemes | Rest of Group defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	44
Other	6	8
Scheme deficit
Total fair value of scheme assets	298	237
US | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(1,592)	(1,463)	(1,707)
US | Pension schemes | Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(114)	(460)
US | Pension schemes | Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(715)	(273)
US | Pension schemes | Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(763)	(730)
US | Pension schemes | Rest of Group defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	274	157
US | Pension schemes | Rest of Group defined benefit plans | Corporate bonds | Quoted
Scheme assets
Debt	727	767
US | Pension schemes | Rest of Group defined benefit plans | Derivatives | Quoted
Scheme assets
Derivatives:	3
US | Pension schemes | Rest of Group defined benefit plans | Derivatives | Unquoted
Scheme assets
Derivatives:		(2)
US | Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	164	137
US | Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	64	52
US | Pension schemes | Rest of Group defined benefit plans | Investment funds:Global Macro Hedge | Unquoted
Scheme assets
Investment funds:	73	72
US | Pension schemes | Rest of Group defined benefit plans | Investment funds:Diversified growth/Multi Strategy | Unquoted
Scheme assets
Investment funds:	72	69
US | Pension schemes | Rest of Group defined benefit plans | Investment funds:Multi-asset credit | Unquoted
Scheme assets
Investment funds:	39	38
SWEDEN | Pension schemes | Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	1,123	1,017
Total value of scheme obligations	(2,160)	(1,872)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,037)	(855)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	3	5
Scheme deficit
Total fair value of scheme assets	1,123	1,017
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(2,160)	(1,872)	$ (1,811)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(770)	(638)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(704)	(603)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(686)	(631)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Derivatives | Unquoted
Scheme assets
Derivatives:	244	147
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	122	124
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Investment funds:Global Macro Hedge | Unquoted
Scheme assets
Investment funds:	211	208
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Investment funds:Diversified growth/Multi Strategy | Unquoted
Scheme assets
Investment funds:	381	380
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Investment funds:Multi-asset credit | Unquoted
Scheme assets
Investment funds:	$ 162	$ 153